SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
 SUBSEQUENT EVENTS

On January 1, 2019, the previously approved OEB application to amalgamate EGD and Union Gas took effect and the amalgamated company continued as EGI. Refer to Note 7 - Regulatory Matters for further discussion.

On January 15, 2019, Enbridge closed the acquisition of 100% of pipeline and tankage infrastructure assets at the Cheecham tank farm for a purchase price of $265 million. These assets were acquired from Athabasca Oil Corporation and were associated with the Leismer SAGD oil sands assets, and are included in our Liquids Pipelines segment.